GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Substantial Doubt about Going Concern [Text Block]
NOTE 2 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of March 31, 2016, the Company had cash of $137,613 and working capital deficit (current liabilities in excess of current assets) of $2,609,389. During the three months ended March 31, 2016, the Company used net cash in operating activities of $1,167,621.  These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

In April 2016, the Company raised approximately $2 million as part of private placement transactions of the Company’s common stock and warrants (see Note 11). Management believes that the Company has sufficient funds to meet its research and development and other funding requirements for at least the next 6 months.

The Company's primary source of operating funds since inception has been cash proceeds from private placements of common and preferred stock. The Company has experienced net losses and negative cash flows from operations since inception and expects these conditions to continue for the foreseeable future. The Company has stockholders' deficiencies at March 31, 2016 and requires additional financing to fund future operations. Further, the Company does not have any commercial products available for sale and there is no assurance that if approval of their products is received that the Company will be able to generate cash flow to fund operations. In addition, there can be no assurance that the Company's research and development will be successfully completed or that any product will be approved or commercially viable.

Accordingly, the accompanying condensed financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The condensed financial statements do not include any adjustment that might result from the outcome of this uncertainty.

NOTE 2 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying financial statements during the years ended December 31, 2015 and 2014, the Company incurred net losses attributable to common stockholders of $9,812,974 and $8,773,399, respectively and used $4,523,751 in cash for operating activities for the year ended December 31, 2015. These factors among others raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

The Company's existence is dependent upon management's ability to develop profitable operations. The Company completed financing subsequent to the date of these financial statements (See Note 14). However additional capital will be needed to continue developing its products and services and there can be no assurance that the Company's efforts will be successful. There is no assurance that can be given that management's actions will result in profitable operations or the resolution of its liquidity problems. The accompanying statements do not include any adjustments that might result should the Company be unable to continue as a going concern.